Stockholders’ Deficit (Details) - USD ($)			6 Months Ended	10 Months Ended	12 Months Ended
	May 08, 2023	May 17, 2022	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2023		Dec. 31, 2022	Jan. 11, 2024	Aug. 09, 2022
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Temporary equity shares outstanding			188,645	11,500,000	1,922,750		11,500,000
Common stock shares converted			2,874,999		2,874,999
Representative shares issued, shares			57,500		57,500
Percentage of issued and outstanding shares		20.00%
Number of months for closing of initial public offering					12 months
Completion of the initial business combination					30 days
Public Warrants expiration term					5 years
Maximum period after business combination					20 days
Period of time within which registration statement is expected to become effective					60 days
Redemption period					30 days
Sale of stock issued price per share (in Dollars per share)					$ 9.2
Proceeds to be used for business combination as a percentage of total capital raising					60.00%
Volume weighted average trading price of shares (in Dollars per share)					$ 9.2
Exercise price of warrants as a percentage of newly issued share price					115.00%
Warrant redemption, price per share (in Dollars per share)					$ 18
Warrants issued					12,134,375
Threshold trading days for calculating market value			30 days
Public Warrant [Member]
Stockholders’ Deficit (Details) [Line Items]
Class of warrant or right exercise price (in Dollars per share)			$ 0.01
Warrant [Member]
Stockholders’ Deficit (Details) [Line Items]
Number of months for closing of initial public offering			12 months
Completion of the initial business combination			30 days
Public Warrants expiration term			5 years
Maximum period after business combination			20 days
Period of time within which registration statement is expected to become effective			60 days
Redemption period			30 days
Threshold consecutive trading days for redemption of public warrants			20 days
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized			100,000,000	100,000,000	100,000,000		100,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Voting rights of common stock, description			Holders of the Company’s Class A common stock are entitled to one vote for each share.		Holders of the Company’s Class A common stock are entitled to one vote for each share.
Temporary equity shares issued			5,216,290	12,191,875	5,489,624		12,191,875
Temporary equity shares outstanding			5,216,290	12,191,875	5,489,624		12,191,875
Common stock subject to possible redemption			188,645	11,500,000	1,922,750		11,500,000
Permanent equity (in Dollars)			$ 5,027,645		$ 3,566,874		$ 691,875
Common stock shares converted	2,874,999				2,874,999
Common stock shares issued			5,027,645	691,875	3,566,874	[1]	691,875
Common stock, shares outstanding			5,027,645	691,875	3,566,874	[1]	691,875
Percentage of issued and outstanding shares					20.00%
Class of warrant or right exercise price (in Dollars per share)			$ 18		$ 11.5
Sale of stock issued price per share (in Dollars per share)					$ 18
Common stock shares placement units			634,375
Class A Common Stock [Member] | Public Warrant [Member]
Stockholders’ Deficit (Details) [Line Items]
Class of warrant or right exercise price (in Dollars per share)			$ 11.5						$ 11.5
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized			10,000,000	10,000,000	10,000,000		10,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Voting rights of common stock, description			Holders of Class B common stock are entitled to one vote for each share		Holders of Class B common stock are entitled to one vote for each share
Common stock shares converted	2,874,999
Common stock shares issued			1	2,875,000	1		2,875,000
Common stock, shares outstanding			1	2,875,000	1		2,875,000
Percentage of issued and outstanding shares		20.00%			20.00%
Sale of stock issued price per share (in Dollars per share)		$ 12
Common stock shares placement units					634,375
Share holder forfeited redemption rights			1,460,771
Common Stock [Member] | Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Representative shares issued, shares				57,500
Common Stock [Member] | Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares outstanding				2,875,000			2,875,000
Warrant [Member]
Stockholders’ Deficit (Details) [Line Items]
Class of warrant or right exercise price (in Dollars per share)					$ 0.01
Private Placement [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock shares placement units					634,375
Warrants outstanding (in Dollars)				$ 634,375			$ 634,375
Sale of stock issued price per share (in Dollars per share)			$ 10		$ 10				$ 10
Warrants issued					634,375
IPO [Member]
Stockholders’ Deficit (Details) [Line Items]
Representative shares issued, shares			57,500		57,500
Warrants outstanding (in Dollars)					$ 11,500,000
Warrants issued			12,134,375
Warrants issued (in Dollars)					11,500,000
IPO [Member] | Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Warrants outstanding (in Dollars)			$ 11,500,000		11,500,000
Warrants issued			11,500,000
IPO [Member] | Placement Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Warrants outstanding (in Dollars)			$ 634,375		$ 634,375
Warrants issued			634,375
Over-Allotment Option [Member] | Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Subject to forfeiture to the extent the underwriters		375,000		375,000
Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Sale of stock issued price per share (in Dollars per share)			$ 9.2
Proceeds to be used for business combination as a percentage of total capital raising			60.00%
Volume weighted average trading price of shares (in Dollars per share)			$ 9.2
Exercise price of warrants as a percentage of newly issued share price			115.00%		180.00%
Warrant redemption, price per share (in Dollars per share)			$ 18
Redemption percentage			180.00%

[1]	2,874,999 converted Class B shares are not subject to possible redemption